Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments And Contingent Liabilities Abstract
Disclosure of maturity analysis of operating lease payments [Table Text Block]
2019
Within one year	$57,860
After one year but not more than five years	26,395
More than five years	-
$84,255